N-4	May 01, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	WOODMENLIFE VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001205700
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CERTIFICATE

FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
The charge for an early withdrawal or Surrender under your Certificate will depend on the age of the annuitant on the Certificate issue date.

Age 0 – 60.
If you withdraw money from your Certificate within 7 years following your last premium payment, you will be assessed a surrender charge of up to 7% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $7,000.

Age 61 – 75.
If you withdraw money from your Certificate within 6 years following your last premium payment, you will be assessed a surrender charge of up to 6% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $6,000.

Age 76 – 85.
If you withdraw money from your Certificate within 5 years following your last premium payment, you will be assessed a surrender charge of up to 5% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $5,000.

Any losses due to surrender charges will be greater if you also have to pay taxes or tax penalties.

Fee Table Certificate Fees and Charges – Surrender Charge

Are There Transaction Charges?
Yes.
	In addition to surrender charges, you may also be charged for other transactions under the Certificate. You will be charged $25 for each transfer from a subaccount in excess of 12 subaccount transfers in any single Certificate Year.	Fee Table Certificate Fees and Charges

Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year
, depending on the investment options you choose. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.

				Fee Table Certificate Fees and Charges Appendix – Investment Options Available Under the Certificate
	Annual Fee	Minimum	Maximum
	Base Contract 1	1.26%	1.26%
	Fund fees and expenses 2	0.35%	1.39%

1
As a percentage of the average daily net asset value of the Variable Account, as well as an amount attributable to the annual certificate fee.
2
As a percentage of Fund net assets.

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs
.

Lowest Annual Cost: $[1,498]	Highest Annual Cost: $[2,332]
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No sales charges • No additional premium payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No sales charges • No additional premium payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Yes.
The charge for an early withdrawal or Surrender under your Certificate will depend on the age of the annuitant on the Certificate issue date.

Age 0 – 60.
If you withdraw money from your Certificate within 7 years following your last premium payment, you will be assessed a surrender charge of up to 7% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $7,000.

Age 61 – 75.
If you withdraw money from your Certificate within 6 years following your last premium payment, you will be assessed a surrender charge of up to 6% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $6,000.

Age 76 – 85.
If you withdraw money from your Certificate within 5 years following your last premium payment, you will be assessed a surrender charge of up to 5% of the premium payment withdrawn. For example, if you invest $100,000 in the Certificate and make an early withdrawal or Surrender, you could pay a surrender charge of up to $5,000.

Any losses due to surrender charges will be greater if you also have to pay taxes or tax penalties.

Transaction Charges [Text Block]
Yes.
	In addition to surrender charges, you may also be charged for other transactions under the Certificate. You will be charged $25 for each transfer from a subaccount in excess of 12 subaccount transfers in any single Certificate Year.
Ongoing Fees and Expenses [Table Text Block]

Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year
, depending on the investment options you choose. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.

				Fee Table Certificate Fees and Charges Appendix – Investment Options Available Under the Certificate
	Annual Fee	Minimum	Maximum
	Base Contract 1	1.26%	1.26%
	Fund fees and expenses 2	0.35%	1.39%

1
As a percentage of the average daily net asset value of the Variable Account, as well as an amount attributable to the annual certificate fee.
2
As a percentage of Fund net assets.

Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year
, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs
.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.26%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.26%	[1]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.35%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.39%	[2]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily net asset value of the Variable Account, as well as an amount attributable to the annual certificate fee.
Investment Options Footnotes [Text Block]	As a percentage of Fund net assets.
Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: $[1,498]	Highest Annual Cost: $[2,332]
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No sales charges • No additional premium payments, transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No sales charges • No additional premium payments, transfers or withdrawals

Lowest Annual Cost [Dollars]	$ 1,498
Highest Annual Cost [Dollars]	$ 2,332
Lowest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Fund fees and expenses • No sales charges • No additional premium payments, transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Most expensive Fund fees and expenses • No sales charges • No additional premium payments, transfers or withdrawals
Risks [Table Text Block]

RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Certificate, including loss of your principal investment and previous earnings.	Principal Risks of Investing in the Certificate
Is This a Short-Term Investment?
No.
•
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•
The Certificate’s tax deferral and long-term income features are generally more beneficial to investors with a long-time horizon.
•
Surrender charges may apply to a withdrawal or Surrender for several years, and when applied may significantly reduce the value of your investment.
•
A withdrawal or Surrender may be subject to income taxes, including a 10% federal penalty tax if taken before age 59
1
⁄
2
.

What Are the Risks Associated with the Investment Options?	An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate (
e.g.
, the Funds). Each investment option (including the fixed account) has its own unique risks. You should review the available investment options before making an investment decision.
What Are the Risks Related to the Insurance Company?	An investment in the Certificate is subject to the risks related to WoodmenLife. Any obligations (including under the fixed account) guarantees, or benefits of the Certificate are subject to the claims-paying ability of WoodmenLife. More information about WoodmenLife, including its financial strength ratings, is available upon request by calling
1-877-664-3332.

Investment Restrictions [Text Block]
Yes.

•
There are no restrictions that limit your choice of available investment options under your Certificate; however, there are limitations related to transfers among the investment options.

•
The first 12 transfers among the subaccounts, or from the subaccounts to the fixed account, each Certificate Year are free of charge. Each additional transfer is subject to a charge.
•
Transfers involving the subaccounts are subject to additional restrictions designed to prevent frequent or disruptive trading.

•
There are significant limits on your right to make transfers from the fixed account to the subaccounts.

•
We reserve the right to remove or substitute Funds as investment options.

Key Information, Benefit Restrictions [Text Block]
Yes.

•
Withdrawals may affect the availability of the death benefit by reducing the death benefit by an amount greater than the value withdrawn.

•
Except as otherwise provided, Certificate benefits may not be modified or terminated by us.

Tax Implications [Text Block]
•
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Certificate.

•
If you purchase the Certificate through a
tax-qualified
plan or individual retirement account (IRA), there is no additional tax benefit from the Certificate.

•
A withdrawal or Surrender will be subject to ordinary income tax, and may be subject to tax penalties if taken before age 59
1
⁄
2
.

Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling the Certificate to you in the form of commissions, additional cash compensation (
e.g.
, pension/retirement programs and allowances), and
non-cash
	compensation. Your investment professional may have a financial incentive to offer or recommend the Certificate to you over another investment.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees and expenses that you will pay when buying, owning and Surrendering or making withdrawals from an investment option or from the Certificate. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Certificate, Surrender or make withdrawals from an investment option or from the Certificate, or transfer Accumulated Value between the investment options. State premium taxes may also be deducted.
TRANSACTION EXPENSES
Surrender Charge
1
(as a percentage of premium payments withdrawn)

Annuitant Age on Certificate Issue Date 0 – 60	7%
Annuitant Age on Certificate Issue Date 61 – 75	6%
Annuitant Age on Certificate Issue Date 76 – 85	5%

Transfer Fee	$25
(per subaccount transfer in excess of 12 subaccount transfers in a Certificate Year)

1
Surrender charges may apply to any withdrawal or a Surrender during the accumulation period, or to amounts applied to annuity payment Options 3 or 4 upon annuitization. The surrender charge declines by 1% each year following your last premium payment until it reaches 0%. The surrender charge percentage is determined by the following schedule:

Premium Year	Annuitant Age on Certificate Issue Date

	0 – 60 *	61 – 75	76 – 85

1	7%	6%	5%

2	6%	5%	4%

3	5%	4%	3%

4	4%	3%	2%

5	3%	2%	1%

6	2%	1%	None

7	1%	None	None

8 or more	None	None	None
* Applies to all ages in Connecticut.
The next table describes the f
ee
s and expenses that you will pay
each year
during the time that you own the Certificate (not including Fund fees and expenses).
ANNUAL CERTIFICATE EXPENSES

Administrative Expenses 1	$45 (Current: $30)

Base Contract Expenses 2	1.40% (Current: 1.25%)
(as a percentage of average daily net asset value of the Variable Account)

1	This fee is referred to as the annual “certificate fee” elsewhere in this prospectus. This fee applies only to Certificates with a Variable Account Value of less than $50,000 at the time of deduction.

2	This fee is referred to as the “mortality and expense risk charge” elsewhere in this prospectus.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Certificate. Expenses shown may change over time and may be higher or lower in the future. A complete list of Funds available under the Certificate, including their annual expenses, may be found at the back of this document in the Appendix.
ANNUAL FUND EXPENSES

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management	0.35%	1.39%
fees, distribution and/or service (12b-1) fees, and other expenses)
EXAMPLE
This Example is intended to help you compare the cost of investing in the variable options of the Certificate with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes all Accumulated Value is allocated to the variable options. Your costs could differ from those shown below if you invest in the fixed account.
The Example assumes that you invest $100,000 in the variable options of the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Certificate at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,140	$13,208	$17,537	$31,327

(2)	If you annuitize your Certificate under Option 3 or 4 at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,140	$8,696	$14,825	$31,282

(3)	If you annuitize your Certificate under Option 1 or 2 at the end of the a pplicable time peri od or do not Surrender your Certificate:

1 year	3 years	5 years	10 years
$2,810	$8,696	$14,825	$31,282

Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES
Surrender Charge
1
(as a percentage of premium payments withdrawn)

Annuitant Age on Certificate Issue Date 0 – 60	7%
Annuitant Age on Certificate Issue Date 61 – 75	6%
Annuitant Age on Certificate Issue Date 76 – 85	5%

Transfer Fee	$25
(per subaccount transfer in excess of 12 subaccount transfers in a Certificate Year)

1
Surrender charges may apply to any withdrawal or a Surrender during the accumulation period, or to amounts applied to annuity payment Options 3 or 4 upon annuitization. The surrender charge declines by 1% each year following your last premium payment until it reaches 0%. The surrender charge percentage is determined by the following schedule:

Premium Year	Annuitant Age on Certificate Issue Date

	0 – 60 *	61 – 75	76 – 85

1	7%	6%	5%

2	6%	5%	4%

3	5%	4%	3%

4	4%	3%	2%

5	3%	2%	1%

6	2%	1%	None

7	1%	None	None

8 or more	None	None	None
* Applies to all ages in Connecticut.

Transfer Fee, Current [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(per subaccount transfer in excess of 12 subaccount transfers in a Certificate Year)
Annual Contract Expenses [Table Text Block]
ANNUAL CERTIFICATE EXPENSES

Administrative Expenses 1	$45 (Current: $30)

Base Contract Expenses 2	1.40% (Current: 1.25%)
(as a percentage of average daily net asset value of the Variable Account)

1	This fee is referred to as the annual “certificate fee” elsewhere in this prospectus. This fee applies only to Certificates with a Variable Account Value of less than $50,000 at the time of deduction.

2	This fee is referred to as the “mortality and expense risk charge” elsewhere in this prospectus.

Administrative Expense, Maximum [Dollars]	$ 45	[3]
Administrative Expense, Current [Dollars]	$ 30	[3]
Administrative Expense, Footnotes [Text Block]	This fee is referred to as the annual “certificate fee” elsewhere in this prospectus. This fee applies only to Certificates with a Variable Account Value of less than $50,000 at the time of deduction.
Base Contract Expense (of Other Amount), Maximum [Percent]	1.40%	[4]
Base Contract Expense (of Other Amount), Current [Percent]	1.25%	[4]
Base Contract Expense, Footnotes [Text Block]	This fee is referred to as the “mortality and expense risk charge” elsewhere in this prospectus.
Annual Portfolio Company Expenses [Table Text Block]
ANNUAL FUND EXPENSES

	Minimum	Maximum
(expenses that are deducted from Fund assets, including management	0.35%	1.39%
fees, distribution and/or service (12b-1) fees, and other expenses)
EXAMPLE
This Example is intended to help you compare the cost of investing in the variable options of the Certificate with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes all Accumulated Value is allocated to the variable options. Your costs could differ from those shown below if you invest in the fixed account.
The Example assumes that you invest $100,000 in the variable options of the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Certificate at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,140	$13,208	$17,537	$31,327

(2)	If you annuitize your Certificate under Option 3 or 4 at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,140	$8,696	$14,825	$31,282

(3)	If you annuitize your Certificate under Option 1 or 2 at the end of the a pplicable time peri od or do not Surrender your Certificate:

1 year	3 years	5 years	10 years
$2,810	$8,696	$14,825	$31,282

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Fund assets, including managementfees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.35%
Portfolio Company Expenses Maximum [Percent]	1.39%
Surrender Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the variable options of the Certificate with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes all Accumulated Value is allocated to the variable options. Your costs could differ from those shown below if you invest in the fixed account.
The Example assumes that you invest $100,000 in the variable options of the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Certificate at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,140	$13,208	$17,537	$31,327

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,140
Surrender Expense, 3 Years, Maximum [Dollars]	13,208
Surrender Expense, 5 Years, Maximum [Dollars]	17,537
Surrender Expense, 10 Years, Maximum [Dollars]	$ 31,327
Annuitize Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the variable options of the Certificate with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes all Accumulated Value is allocated to the variable options. Your costs could differ from those shown below if you invest in the fixed account.
The Example assumes that you invest $100,000 in the variable options of the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(2)	If you annuitize your Certificate under Option 3 or 4 at the end of the applicable time period:

1 year	3 years	5 years	10 years
$9,140	$8,696	$14,825	$31,282

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,140
Annuitized Expense, 3 Years, Maximum [Dollars]	8,696
Annuitized Expense, 5 Years, Maximum [Dollars]	14,825
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 31,282
No Surrender Example [Table Text Block]
EXAMPLE
This Example is intended to help you compare the cost of investing in the variable options of the Certificate with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Certificate Expenses, and Annual Fund Expenses.
The Example assumes all Accumulated Value is allocated to the variable options. Your costs could differ from those shown below if you invest in the fixed account.
The Example assumes that you invest $100,000 in the variable options of the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive surrender charge schedule and Annual Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(3)	If you annuitize your Certificate under Option 1 or 2 at the end of the a pplicable time peri od or do not Surrender your Certificate:

1 year	3 years	5 years	10 years
$2,810	$8,696	$14,825	$31,282

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,810
No Surrender Expense, 3 Years, Maximum [Dollars]	8,696
No Surrender Expense, 5 Years, Maximum [Dollars]	14,825
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 31,282
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE
RISK OF LOSS
You can lose money by investing in this Certificate, including loss of your principal investment and previous earnings. The Certificate is not a deposit with, obligation of or guaranteed by a bank, nor is it federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

SHORT-TERM INVESTMENT RISK
The Certificate is unsuitable as a short-term savings vehicle. It is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Surrender charges may apply for several years after each premium payment and may significantly reduce the Surrender Value of your Certificate. You should also consider that tax deferral and long-term income are generally more beneficial to investors with a long time horizon.
SUBACCOUNT RISK
Amounts allocated to the subaccounts are subject to the risk of poor investment performance. Generally, if the subaccounts you select make money, your Accumulated Value goes up. If they lose money, your Accumulated Value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding subaccount. Even a subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the subaccount level. We make no guarantee as to the value of any subaccount. You bear all of the investment risk. There is no assurance that any Fund will meet its stated objective. We reserve the right to add, remove or substitute Funds as investment options under the Certificate.
WITHDRAWAL AND SURRENDER RISK
You may take a withdrawal or Surrender during the accumulation period. Such distributions may be subject to state and federal income taxes and significant surrender charges. If you take a withdrawal or Surrender before attaining age 59
1
⁄
2
, you may be subject to a 10% premature distribution federal income tax penalty in addition to any state and federal income taxes you may owe. A Surrender will terminate the Certificate and all of its benefits, including the death benefit. Withdrawals will reduce the value of your Certificate and the death benefit. Withdrawals could result in a reduction to the death benefit that is greater than the amount withdrawn. Taking systematic withdrawals from your Certificate may repeatedly expose you to the charges and risks associated with withdrawals.
FIXED ACCOUNT TRANSFER RISK
Transfers of Accumulated Value from the fixed account to the subaccounts are subject to significant limitations. You may only make one transfer, limited to the greater of $500 or 25% of the Fixed Account Value at the time of the transfer, from the fixed account into the subaccounts each Certificate Year. These restrictions may prolong the period of time it takes to transfer your Accumulated Value in the fixed account to the subaccounts. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.
FIXED ACCOUNT INTEREST RATE RISK
We guarantee that the effective annual interest rate that applies to the fixed account each month shall be at least 1% or, if greater, the minimum rate required by state law. We may declare higher interest rates at our discretion. You bear the risk that interest credited on the Fixed Account Value may not exceed the guaranteed minimum interest rate.

FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY RISK
All guarantees and obligations under the Certificate, including the death benefit, annuity payments, and amounts allocated to the fixed account, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If there is a serious concern with our financial strength and claims-paying ability, you (as a member of WoodmenLife) may be subject to an assessment. You could satisfy an assessment by either making a payment to WoodmenLife or electing an equivalent reduction to your Fixed Account Value, death benefit, or annuity payments, as applicable. See “Surplus Refunds and Assessments” for more information.
BUSINESS DISRUPTION AND CYBERSECURITY RISK
Our business is highly dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, systems failures and cybersecurity incidents may adversely impact our ability to administer your Certificate. For instance, such events may severely impede our ability to process Certificate transactions, calculate subaccount unit values or other Certificate values, or safeguard confidential customer or business information. Such events could subject us to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Such events may also impact the Funds, or the issuers of securities in which the Funds invest, which may cause the Funds underlying your Certificate to lose value. Financial services companies, such as us, and their service providers are increasingly the targets of cyberattacks. The techniques used to attack systems and networks evolve rapidly and are becoming more sophisticated (
e.g.
, through the use of artificial intelligence). While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and
man-made
disasters or other severe events, such as storms, fires, earthquakes, public health crises, geo-political
disputes, and military and terrorist acts. Such disasters and events could impair our ability to operate effectively, and could impair our ability to process Certificate transactions, calculate subaccount unit values or other Certificate values, or otherwise administer the Certificate. Additionally, we outsource certain critical business functions to third parties, and we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. Successful implementation and execution of their policies and procedures are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experiences operational impairment, our ability to administer the Certificates could also be impaired.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CERTIFICATE
The following table summarizes information about the benefits available under the Certificate.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Death Benefit	Provides for a cash benefit that becomes payable to the beneficiary if the annuitant dies prior to the annuity starting date.
•
Only available during the accumulation period.

•
Withdrawals may significantly reduce the benefit, including by more than the amount withdrawn.

•
Minimum death benefit amount is limited to 200% of the total premiums paid, reduced proportionately by any withdrawals.

•
Minimum death benefit accumulation rate will no longer apply following the Certificate Anniversary after the annuitant reaches age 80.

Dollar Cost Averaging Plan	Allows you to make regular, automatic transfers from the money market subaccount to other subaccounts.	• Only available during the accumulation period. • Not available for the fixed account.

Asset Rebalancing Program	Allows you to automatically reallocate your Variable Account Value on a periodic basis to maintain a particular percentage allocation.	• Only available during the accumulation period. • Program rebalancing may only occur annually, semi-annually or quarterly. • Not available for the fixed account.

Systematic Withdrawals	Allows you to take automatic withdrawals from your Certificate on a regular basis.
•
Only available during the accumulation period.

•
Program withdrawals reduce Certificate value and the death benefit, perhaps significantly.

•
Program withdrawals may be subject to surrender charges, income taxes, and tax penalties.

Free Withdrawal Amount	Allows you to withdraw up to 10% of Accumulated Value each Certificate Year without a surrender charge.	• Only available during the accumulation period. • No carry forward of unused withdrawal amounts to future Certificate Years. • Free withdrawals may still be subject to taxes

Benefits Available [Table Text Block]
The following table summarizes information about the benefits available under the Certificate.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Death Benefit	Provides for a cash benefit that becomes payable to the beneficiary if the annuitant dies prior to the annuity starting date.
•
Only available during the accumulation period.

•
Withdrawals may significantly reduce the benefit, including by more than the amount withdrawn.

•
Minimum death benefit amount is limited to 200% of the total premiums paid, reduced proportionately by any withdrawals.

•
Minimum death benefit accumulation rate will no longer apply following the Certificate Anniversary after the annuitant reaches age 80.

Dollar Cost Averaging Plan	Allows you to make regular, automatic transfers from the money market subaccount to other subaccounts.	• Only available during the accumulation period. • Not available for the fixed account.

Asset Rebalancing Program	Allows you to automatically reallocate your Variable Account Value on a periodic basis to maintain a particular percentage allocation.	• Only available during the accumulation period. • Program rebalancing may only occur annually, semi-annually or quarterly. • Not available for the fixed account.

Systematic Withdrawals	Allows you to take automatic withdrawals from your Certificate on a regular basis.
•
Only available during the accumulation period.

•
Program withdrawals reduce Certificate value and the death benefit, perhaps significantly.

•
Program withdrawals may be subject to surrender charges, income taxes, and tax penalties.

Free Withdrawal Amount	Allows you to withdraw up to 10% of Accumulated Value each Certificate Year without a surrender charge.	• Only available during the accumulation period. • No carry forward of unused withdrawal amounts to future Certificate Years. • Free withdrawals may still be subject to taxes

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER
THE CERTIFICATE
(a) Variable Options
The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling
1-877-664-3332
or by sending an email request to WFSOperationsTeam@woodmenlife.org.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available at www.
woodmenlife.org/retirement
.

Investment Objective	Fund Name and Adviser/ Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks to provide long-term growth of capital	Global Growth Fund , Class 2 1 Adviser: Capital Research and Management Company SM	0.67%	21.62%	8.23%	12.17%
Seeks to provide long-term growth of capital	Global Small Capitalization Fund, Class 2 1 Adviser: Capital Research and Management Company SM	0.90%	14.64%	0.49%	7.23%
Seeks to provide growth of capital	Growth Fund, Class 2 Adviser: Capital Research and Management Company SM	0.59%	20.24%	13.37%	17.97%
Seeks to provide long-term growth of capital while providing current income	Capital World Growth and Income Fund, Class 2 1 Adviser: Capital Research and Management Company SM	0.67%	24.80%	10.29%	11.02%
Seeks to achieve long-term growth of capital and income	Growth-Income Fund, Class 2 Adviser: Capital Research and Management Company SM	0.53%	18.06%	13.90%	13.92%
Seeks to provide long-term growth of capital while providing current income	International Growth and Income Fund, Class 2 Adviser: Capital Research and Management Company SM	0.81%	35.41%	7.69%	7.81%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term	Asset Allocation Fund, Class 2 Adviser: Capital Research and Management Company SM	0.55%	15.85%	8.97%	9.77%
Seeks long-term capital appreciation	VIP Contrafund SM Portfolio, Service Class Adviser: Fidelity Management & Research Company Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.64%	21.42%	15.26%	15.66%

Investment Objective	Fund Name and Adviser/ Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index	VIP Equity-Income Portfolio SM , Service Class 1 Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.56%	18.92%	12.41%	11.49%
Seeks capital appreciation	VIP Growth Portfolio, Service Class 1 Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.65%	14.80%	13.59%	17.33%
Seeks high total return through a combination of current income and capital appreciation	VIP Growth & Income Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fideli affiliates	0.57%	21.39%	15.99%	13.73%
Seeks long-term growth of capital	VIP Overseas Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc., FMR Investment Management (UK) Limited and other Fidelity affiliates	0.82%	20.28%	6.51%	7.82%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	VIP Government Money Market Portfolio, Service Class Adviser: Fidelity Management & Research Company Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.35%	4.03%	3.02%	1.95%
Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P 500 Index	Calvert VP S&P 500 Index Portfolio 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.28%	17.50%	14.09%	14.47%
Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert VP S&P MidCap 400 Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.33%	7.14%	8.77%	10.37%
Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the Russell 2000 Index	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.39%	12.45%	5.83%	9.32%

Investment Objective	Fund Name and Adviser/ Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index	Calvert VP NASDAQ-100 Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.48%	20.39%	14.73%	19.09%
Seeks investment results that correspond to total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index	Calvert VP Investment Grade Bond Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.32%	6.90%	-0.44%	1.87%
Seeks investment results that correspond to total return performance of common stocks, as represented by the MSCI EAFE Index	Calvert VP EAFE International Index Portfolio, Class I 1 Adviser: Calvert Research and Management	0.48%	30.90%	8.53%	7.86%
Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Income VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks high level of current income. A secondary goal is long-term capital appreciation	Franklin Strategic Income VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	1.05%	7.24%	1.92%	3.10%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.71%	15.73%	-0.96%	-0.15%
Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Rising Dividends VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.88%	11.80%	9.50%	12.10%
Seeks capital appreciation	Franklin Mutual Global Discovery VIP Fund, Class 2 Adviser: Franklin Mutual Advisors, LLC	1.16%	23.34%	12.00%	8.52%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio Administrative Class Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Low Duration Portfolio Administrative Class Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
(1)
This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense r eimbur
sement or fee waiver arra
n
gement.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Funds available under the Certificate. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time. You can also request this information at no cost by calling
1-877-664-3332
	or by sending an email request to WFSOperationsTeam@woodmenlife.org.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available at www.
woodmenlife.org/retirement
.

Investment Objective	Fund Name and Adviser/ Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks to provide long-term growth of capital	Global Growth Fund , Class 2 1 Adviser: Capital Research and Management Company SM	0.67%	21.62%	8.23%	12.17%
Seeks to provide long-term growth of capital	Global Small Capitalization Fund, Class 2 1 Adviser: Capital Research and Management Company SM	0.90%	14.64%	0.49%	7.23%
Seeks to provide growth of capital	Growth Fund, Class 2 Adviser: Capital Research and Management Company SM	0.59%	20.24%	13.37%	17.97%
Seeks to provide long-term growth of capital while providing current income	Capital World Growth and Income Fund, Class 2 1 Adviser: Capital Research and Management Company SM	0.67%	24.80%	10.29%	11.02%
Seeks to achieve long-term growth of capital and income	Growth-Income Fund, Class 2 Adviser: Capital Research and Management Company SM	0.53%	18.06%	13.90%	13.92%
Seeks to provide long-term growth of capital while providing current income	International Growth and Income Fund, Class 2 Adviser: Capital Research and Management Company SM	0.81%	35.41%	7.69%	7.81%
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term	Asset Allocation Fund, Class 2 Adviser: Capital Research and Management Company SM	0.55%	15.85%	8.97%	9.77%
Seeks long-term capital appreciation	VIP Contrafund SM Portfolio, Service Class Adviser: Fidelity Management & Research Company Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.64%	21.42%	15.26%	15.66%

Investment Objective	Fund Name and Adviser/ Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 ® Index	VIP Equity-Income Portfolio SM , Service Class 1 Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.56%	18.92%	12.41%	11.49%
Seeks capital appreciation	VIP Growth Portfolio, Service Class 1 Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.65%	14.80%	13.59%	17.33%
Seeks high total return through a combination of current income and capital appreciation	VIP Growth & Income Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc. and other Fideli affiliates	0.57%	21.39%	15.99%	13.73%
Seeks long-term growth of capital	VIP Overseas Portfolio, Service Class Adviser: Fidelity Management & Research Company (FMR) Sub-adviser: FMR Co., Inc., FMR Investment Management (UK) Limited and other Fidelity affiliates	0.82%	20.28%	6.51%	7.82%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	VIP Government Money Market Portfolio, Service Class Adviser: Fidelity Management & Research Company Sub-adviser: FMR Co., Inc. and other Fidelity affiliates	0.35%	4.03%	3.02%	1.95%
Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P 500 Index	Calvert VP S&P 500 Index Portfolio 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.28%	17.50%	14.09%	14.47%
Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index	Calvert VP S&P MidCap 400 Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.33%	7.14%	8.77%	10.37%
Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the Russell 2000 Index	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.39%	12.45%	5.83%	9.32%

Investment Objective	Fund Name and Adviser/ Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index	Calvert VP NASDAQ-100 Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.48%	20.39%	14.73%	19.09%
Seeks investment results that correspond to total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index	Calvert VP Investment Grade Bond Index Portfolio, Class I 1 Adviser: Calvert Research and Management Sub-adviser: Ameritas Investment Partners, Inc.	0.32%	6.90%	-0.44%	1.87%
Seeks investment results that correspond to total return performance of common stocks, as represented by the MSCI EAFE Index	Calvert VP EAFE International Index Portfolio, Class I 1 Adviser: Calvert Research and Management	0.48%	30.90%	8.53%	7.86%
Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Income VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks high level of current income. A secondary goal is long-term capital appreciation	Franklin Strategic Income VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	1.05%	7.24%	1.92%	3.10%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.71%	15.73%	-0.96%	-0.15%
Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Rising Dividends VIP Fund, Class 2 1 Adviser: Franklin Advisors, Inc.	0.88%	11.80%	9.50%	12.10%
Seeks capital appreciation	Franklin Mutual Global Discovery VIP Fund, Class 2 Adviser: Franklin Mutual Advisors, LLC	1.16%	23.34%	12.00%	8.52%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO Real Return Portfolio Administrative Class Adviser: Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO Low Duration Portfolio Administrative Class Adviser: Pacific Investment Management Company LLC	0.66%	5.52%	1.57%	1.79%
(1)
This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense r eimbur
sement or fee waiver arra
n
gement.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is the fixed option currently available under the Certificate.
Fixed Options Available [Table Text Block]
(b) Fixed Options
The following is the fixed option currently available under the Certificate. To the extent permitted by the Certificate, we may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “Fixed Account Valuation” for more information.

Name	Minimum Guaranteed Interest Rate
Fixed Account	1%

Fixed Option Available, Name	Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Global Growth Fund , Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	Global Growth Fund , Class 2	[5]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	21.62%
Average Annual Total Returns, 5 Years [Percent]	8.23%
Average Annual Total Returns, 10 Years [Percent]	12.17%
Global Small Capitalization Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	Global Small Capitalization Fund, Class 2	[5]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
Growth Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide growth of capital
Portfolio Company Name [Text Block]	Growth Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
Capital World Growth and Income Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital while providing current income
Portfolio Company Name [Text Block]	Capital World Growth and Income Fund, Class 2	[5]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	24.80%
Average Annual Total Returns, 5 Years [Percent]	10.29%
Average Annual Total Returns, 10 Years [Percent]	11.02%
Growth-Income Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to achieve long-term growth of capital and income
Portfolio Company Name [Text Block]	Growth-Income Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
International Growth and Income Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide long-term growth of capital while providing current income
Portfolio Company Name [Text Block]	International Growth and Income Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	35.41%
Average Annual Total Returns, 5 Years [Percent]	7.69%
Average Annual Total Returns, 10 Years [Percent]	7.81%
Asset Allocation Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term
Portfolio Company Name [Text Block]	Asset Allocation Fund, Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company SM
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.77%
VIP Contrafund SM Portfolio, Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation
Portfolio Company Name [Text Block]	VIP Contrafund SM Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fidelity affiliates
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	21.42%
Average Annual Total Returns, 5 Years [Percent]	15.26%
Average Annual Total Returns, 10 Years [Percent]	15.66%
VIP Equity-Income Portfolio SM , Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500
®
	Index
Portfolio Company Name [Text Block]	VIP Equity-Income Portfolio SM , Service Class	[5]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fidelity affiliates
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	18.92%
Average Annual Total Returns, 5 Years [Percent]	12.41%
Average Annual Total Returns, 10 Years [Percent]	11.49%
VIP Growth Portfolio, Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	VIP Growth Portfolio, Service Class	[5]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fidelity affiliates
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	17.33%
VIP Growth & Income Portfolio, Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return through a combination of current income and capital appreciation
Portfolio Company Name [Text Block]	VIP Growth & Income Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fideli affiliates
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	21.39%
Average Annual Total Returns, 5 Years [Percent]	15.99%
Average Annual Total Returns, 10 Years [Percent]	13.73%
VIP Overseas Portfolio, Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital
Portfolio Company Name [Text Block]	VIP Overseas Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (FMR)
Portfolio Company Subadviser [Text Block]	FMR Co., Inc., FMR Investment Management (UK) Limited and other Fidelity affiliates
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	20.28%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	7.82%
VIP Government Money Market Portfolio, Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks as high a level of current income as is consistent with preservation of capital and liquidity
Portfolio Company Name [Text Block]	VIP Government Money Market Portfolio, Service Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Portfolio Company Subadviser [Text Block]	FMR Co., Inc. and other Fidelity affiliates
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	4.03%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.95%
Calvert VP S&P 500 Index Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P 500 Index
Portfolio Company Name [Text Block]	Calvert VP S&P 500 Index Portfolio	[5]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	14.09%
Average Annual Total Returns, 10 Years [Percent]	14.47%
Calvert VP S&P MidCap 400 Index Portfolio, Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index
Portfolio Company Name [Text Block]	Calvert VP S&P MidCap 400 Index Portfolio, Class I	[5]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.33%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	8.77%
Average Annual Total Returns, 10 Years [Percent]	10.37%
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the Russell 2000 Index
Portfolio Company Name [Text Block]	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I	[5]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	12.45%
Average Annual Total Returns, 5 Years [Percent]	5.83%
Average Annual Total Returns, 10 Years [Percent]	9.32%
Calvert VP NASDAQ-100 Index Portfolio, Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to investment performance of U.S. common stocks, as represented by the NASDAQ 100 Index
Portfolio Company Name [Text Block]	Calvert VP NASDAQ-100 Index Portfolio, Class I	[5]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	14.73%
Average Annual Total Returns, 10 Years [Percent]	19.09%
Calvert VP Investment Grade Bond Index Portfolio, Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to total return performance of the bond market, as represented by the Bloomberg U.S. Aggregate Bond Index
Portfolio Company Name [Text Block]	Calvert VP Investment Grade Bond Index Portfolio, Class I	[5]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	6.90%
Average Annual Total Returns, 5 Years [Percent]	(0.44%)
Average Annual Total Returns, 10 Years [Percent]	1.87%
Calvert VP EAFE International Index Portfolio, Class I [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks investment results that correspond to total return performance of common stocks, as represented by the MSCI EAFE Index
Portfolio Company Name [Text Block]	Calvert VP EAFE International Index Portfolio, Class I	[5]
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	30.90%
Average Annual Total Returns, 5 Years [Percent]	8.53%
Average Annual Total Returns, 10 Years [Percent]	7.86%
Franklin Income VIP Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize income while maintaining prospects for capital appreciation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund, Class 2	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Franklin Strategic Income VIP Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high level of current income. A secondary goal is long-term capital appreciation
Portfolio Company Name [Text Block]	Franklin Strategic Income VIP Fund, Class 2	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	7.24%
Average Annual Total Returns, 5 Years [Percent]	1.92%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Templeton Global Bond VIP Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund, Class 2	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
Franklin Rising Dividends VIP Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation, with preservation of capital as an important consideration
Portfolio Company Name [Text Block]	Franklin Rising Dividends VIP Fund, Class 2	[5]
Portfolio Company Adviser [Text Block]	Franklin Advisors, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	9.50%
Average Annual Total Returns, 10 Years [Percent]	12.10%
Franklin Mutual Global Discovery VIP Fund, Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation
Portfolio Company Name [Text Block]	Franklin Mutual Global Discovery VIP Fund, Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisors, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	23.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.52%
PIMCO Real Return Portfolio Administrative Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of real capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.39%
Average Annual Total Returns, 1 Year [Percent]	7.85%
Average Annual Total Returns, 5 Years [Percent]	1.21%
Average Annual Total Returns, 10 Years [Percent]	3.21%
PIMCO Low Duration Portfolio Administrative Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with preservation of capital and prudent investment management
Portfolio Company Name [Text Block]	PIMCO Low Duration Portfolio Administrative Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	5.52%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]	1.79%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides for a cash benefit that becomes payable to the beneficiary if the annuitant dies prior to the annuity starting date.
Brief Restrictions / Limitations [Text Block]
•
Only available during the accumulation period.

•
Withdrawals may significantly reduce the benefit, including by more than the amount withdrawn.

•
Minimum death benefit amount is limited to 200% of the total premiums paid, reduced proportionately by any withdrawals.

•
Minimum death benefit accumulation rate will no longer apply following the Certificate Anniversary after the annuitant reaches age 80.

Name of Benefit [Text Block]	Death Benefit
Dollar Cost Averaging Plan [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging Plan
Purpose of Benefit [Text Block]	Allows you to make regular, automatic transfers from the money market subaccount to other subaccounts.
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation period. • Not available for the fixed account.
Name of Benefit [Text Block]	Dollar Cost Averaging Plan
Asset Rebalancing Program [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing Program
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Variable Account Value on a periodic basis to maintain a particular percentage allocation.
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation period. • Program rebalancing may only occur annually, semi-annually or quarterly. • Not available for the fixed account.
Name of Benefit [Text Block]	Asset Rebalancing Program
Systematic Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to take automatic withdrawals from your Certificate on a regular basis.
Brief Restrictions / Limitations [Text Block]
•
Only available during the accumulation period.

•
Program withdrawals reduce Certificate value and the death benefit, perhaps significantly.

•
Program withdrawals may be subject to surrender charges, income taxes, and tax penalties.

Name of Benefit [Text Block]	Systematic Withdrawals
Free Withdrawal Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Withdrawal Amount
Purpose of Benefit [Text Block]	Allows you to withdraw up to 10% of Accumulated Value each Certificate Year without a surrender charge.
Brief Restrictions / Limitations [Text Block]	• Only available during the accumulation period. • No carry forward of unused withdrawal amounts to future Certificate Years. • Free withdrawals may still be subject to taxes
Name of Benefit [Text Block]	Free Withdrawal Amount
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Certificate, including loss of your principal investment and previous earnings.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
RISK OF LOSS
You can lose money by investing in this Certificate, including loss of your principal investment and previous earnings. The Certificate is not a deposit with, obligation of or guaranteed by a bank, nor is it federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
•
The Certificate is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•
The Certificate’s tax deferral and long-term income features are generally more beneficial to investors with a long-time horizon.
•
Surrender charges may apply to a withdrawal or Surrender for several years, and when applied may significantly reduce the value of your investment.
•
A withdrawal or Surrender may be subject to income taxes, including a 10% federal penalty tax if taken before age 59
1
⁄
2
.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
SHORT-TERM INVESTMENT RISK
The Certificate is unsuitable as a short-term savings vehicle. It is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Surrender charges may apply for several years after each premium payment and may significantly reduce the Surrender Value of your Certificate. You should also consider that tax deferral and long-term income are generally more beneficial to investors with a long time horizon.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Certificate (
e.g.
	, the Funds). Each investment option (including the fixed account) has its own unique risks. You should review the available investment options before making an investment decision.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Certificate is subject to the risks related to WoodmenLife. Any obligations (including under the fixed account) guarantees, or benefits of the Certificate are subject to the claims-paying ability of WoodmenLife. More information about WoodmenLife, including its financial strength ratings, is available upon request by calling
1-877-664-3332.

Subaccount Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
SUBACCOUNT RISK
Amounts allocated to the subaccounts are subject to the risk of poor investment performance. Generally, if the subaccounts you select make money, your Accumulated Value goes up. If they lose money, your Accumulated Value goes down. Each subaccount’s performance depends on the performance of its underlying Fund. Each Fund has its own investment risks, and you are exposed to a Fund’s investment risks when you invest in the corresponding subaccount. Even a subaccount investing in a money market fund may have negative returns, particularly due to the fees and charges deducted at the subaccount level. We make no guarantee as to the value of any subaccount. You bear all of the investment risk. There is no assurance that any Fund will meet its stated objective. We reserve the right to add, remove or substitute Funds as investment options under the Certificate.

Withdrawal and surrender risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
WITHDRAWAL AND SURRENDER RISK
You may take a withdrawal or Surrender during the accumulation period. Such distributions may be subject to state and federal income taxes and significant surrender charges. If you take a withdrawal or Surrender before attaining age 59
1
⁄
2
, you may be subject to a 10% premature distribution federal income tax penalty in addition to any state and federal income taxes you may owe. A Surrender will terminate the Certificate and all of its benefits, including the death benefit. Withdrawals will reduce the value of your Certificate and the death benefit. Withdrawals could result in a reduction to the death benefit that is greater than the amount withdrawn. Taking systematic withdrawals from your Certificate may repeatedly expose you to the charges and risks associated with withdrawals.

Fixed account transfer risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
FIXED ACCOUNT TRANSFER RISK
Transfers of Accumulated Value from the fixed account to the subaccounts are subject to significant limitations. You may only make one transfer, limited to the greater of $500 or 25% of the Fixed Account Value at the time of the transfer, from the fixed account into the subaccounts each Certificate Year. These restrictions may prolong the period of time it takes to transfer your Accumulated Value in the fixed account to the subaccounts. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.

Fixed account interest rate risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
FIXED ACCOUNT INTEREST RATE RISK
We guarantee that the effective annual interest rate that applies to the fixed account each month shall be at least 1% or, if greater, the minimum rate required by state law. We may declare higher interest rates at our discretion. You bear the risk that interest credited on the Fixed Account Value may not exceed the guaranteed minimum interest rate.

Financial strength and claims paying ability risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY RISK
All guarantees and obligations under the Certificate, including the death benefit, annuity payments, and amounts allocated to the fixed account, are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If there is a serious concern with our financial strength and claims-paying ability, you (as a member of WoodmenLife) may be subject to an assessment. You could satisfy an assessment by either making a payment to WoodmenLife or electing an equivalent reduction to your Fixed Account Value, death benefit, or annuity payments, as applicable. See “Surplus Refunds and Assessments” for more information.

Business disruption and cybersecurity risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
BUSINESS DISRUPTION AND CYBERSECURITY RISK
Our business is highly dependent upon the secure and effective operation of our computer systems and those of our business partners and service providers. As a result, systems failures and cybersecurity incidents may adversely impact our ability to administer your Certificate. For instance, such events may severely impede our ability to process Certificate transactions, calculate subaccount unit values or other Certificate values, or safeguard confidential customer or business information. Such events could subject us to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Such events may also impact the Funds, or the issuers of securities in which the Funds invest, which may cause the Funds underlying your Certificate to lose value. Financial services companies, such as us, and their service providers are increasingly the targets of cyberattacks. The techniques used to attack systems and networks evolve rapidly and are becoming more sophisticated (
e.g.
, through the use of artificial intelligence). While we take significant efforts to protect our systems and data, there can be no assurance that systems disruptions and cybersecurity incidents will always be detected, prevented, or avoided in the future.
We are also exposed to risks related to natural and
man-made
disasters or other severe events, such as storms, fires, earthquakes, public health crises, geo-political
disputes, and military and terrorist acts. Such disasters and events could impair our ability to operate effectively, and could impair our ability to process Certificate transactions, calculate subaccount unit values or other Certificate values, or otherwise administer the Certificate. Additionally, we outsource certain critical business functions to third parties, and we rely upon the successful implementation and execution of the cybersecurity and business continuity planning of such entities. Successful implementation and execution of their policies and procedures are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experiences operational impairment, our ability to administer the Certificates could also be impaired.

Age Between Zero To Sixty Years [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[6]
Age Between Sixty One To Seventy Five Years [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[6]
Age Between Seventy Six To Eighty Five Years [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Current [Percent]	5.00%	[6]

[1]	As a percentage of the average daily net asset value of the Variable Account, as well as an amount attributable to the annual certificate fee.
[2]	As a percentage of Fund net assets.
[3]	This fee is referred to as the annual “certificate fee” elsewhere in this prospectus. This fee applies only to Certificates with a Variable Account Value of less than $50,000 at the time of deduction.
[4]	This fee is referred to as the “mortality and expense risk charge” elsewhere in this prospectus.
[5]	This Fund’s annual expenses reflect temporary fee reductions pursuant to an expense reimbursement or fee waiver arrangement.
[6]	Surrender charges may apply to any withdrawal or a Surrender during the accumulation period, or to amounts applied to annuity payment Options 3 or 4 upon annuitization. The surrender charge declines by 1% each year following your last premium payment until it reaches 0%. The surrender charge percentage is determined by the following schedule